Debentures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Summary of Detailed Information About Debentures Issued

Issuance	Quantity (units)	Annual rate		Issuance date	Maturity date	Unit value at issuance		Unit value at period-end		Book value
1st	400,000	108,0	% CDI	9/28/2018	9/28/2020	R$	1,000.00	R$	1,082.01	433,262
2st	400,000	107,5	% CDI	5/15/2019	5/15/2022	R$	1,000.00	R$	1,005.88	401,968

Total	800,000									835,230

Summary of Detailed Information on Debentures Outstanding

	2019	2018
Principal	800,000	400,000
Interest	47,127	6,538
Payments	(11,897)	—

Total	835,230	406,538

Current	435,230	—
Non-current	400,000	406,538